United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2012

Date of Reporting Period: 06/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
June 30, 2012

Share Class	Ticker
A	FMTAX
Institutional	FSHIX
Service*	FSHSX

*formerly, Institutional Service Shares

Federated Short-Intermediate Duration Municipal Trust

Fund Established 1981

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from July 1, 2011 through June 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended June 30, 2012, was 3.40% for the Class A Shares, 3.92% for the Institutional Shares and 3.68% for the Service Shares. The total return for the S&P Municipal Bond Short Intermediate Index (SPMBSII),1 the Fund's broad-based securities market index, was 4.41% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the SPMBSII.

During the reporting period, the most significant factors affecting the Fund's performance relative to the SPMBSII were: (a) the effective duration of its portfolio;2,3 (b) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (c) the credit quality of portfolio securities.4

The following discussion will focus on the performance of the Fund's Institutional Shares. The 3.92% total return for the Institutional Shares for the reporting period consisted of 2.06% of tax-exempt dividends and reinvestments and 1.86% of appreciation in the net asset value of the shares.5

Market Overview

During the 12-month reporting period, tax-exempt municipal bond yields dropped sharply, raising the values of existing bonds. Tax-exempt municipal bonds began the reporting period from an overly cheap starting point as a result of negative headline risk concerning municipal credit quality and potentially increasing municipal defaults which turned out to be unfounded. Flows began to turn positive by the beginning of the reporting period, after negative flows for the first six months of 2011, as investors fled the equity and risk-based markets in favor of treasuries and the attractive tax-exemption of municipal bond income. By late 2011 and well into 2012, tax-exempt municipal bond fund flows were consistently positive, particularly in the short and short-intermediate municipal portion of the yield curve. A lengthy rally in the tax-exempt municipal bond market received additional support from the “January Effect” at the beginning of 2012, which consisted of significant money being reinvested into the tax-exempt municipal bond market from bonds maturing and being called by issuers. Also, the amount of municipal bond issuance during the first month of 2012 was muted, which created a favorable technical environment (supply/demand imbalance) within the municipal bond market.

Treasury yields also declined significantly during the 12-month reporting period and this powerful rally spilled over into the tax-exempt municipal bond market. The 10-year U.S. Treasury bond declined from a high of 3.18% in July of 2011 to a low of 1.45% in early June 2012. In an attempt to support a stronger economic recovery, the Federal Reserve (the “Fed”) maintained a highly accommodative monetary policy stance during the reporting period. Developments in Europe continued to be a central focus for investors, as concerns persisted about the prospects for a durable solution to the European Annual Shareholder Report fiscal and financial difficulties, which indirectly affected rate levels in the tax-exempt municipal bond market. The overriding positives for the tax-exempt municipal bond market during the reporting period were the sharp decline in Treasury yields, light tax-exempt new issue supply, the Fed maintaining its near zero interest rate policy (i.e., maintaining the target range for the federal funds rate at 0.0% to 0.25%) and the extremely low rate of municipal defaults despite persistent budget pressures for municipal issuers and headlines in the press to the contrary.

Duration

The Fund's dollar-weighted average duration at the end of the 12-month reporting period was 2.93 years. Duration management continued to be a significant component of the Fund's investment strategy. The Fund adjusted duration, relative to the SPMBSII, several times during the reporting period. Tax-exempt municipal bond yields declined significantly during the period and decreased more for bonds with longer maturities as the yield curve significantly flattened during the period. The yield curve became flatter as a result of yields on longer maturity bonds declining more than bonds with shorter maturities. Bonds with a longer duration outperformed bonds with a shorter duration due to their differences in interest rate volatility. The short-intermediate portion of the tax-exempt municipal yield curve (bonds from four to eight years to maturity) outperformed bonds of shorter duration (zero to four years to maturity) during the reporting period.

As a result, the Fund's generally shorter duration of 2.93 years relative to the 3.25 year duration of the SPMBSII and the Fund's overweight (as compared to the SPMBSII) in bonds with durations less than four years, which comprised over 65% of the Fund's portfolio during the reporting period, had a negative impact on Fund performance.

Sector

During the 12-month reporting period, the Fund maintained a higher portfolio allocation, relative to the SPMBSII, to securities issued by hospitals, public power authorities, water and sewer and industrial development and pollution control revenue entities (corporate obligors and investor-owned electric and gas utilities). These allocations helped the Fund's performance relative to the SPMBSII due to the outperformance within these sectors. The Fund was significantly underweight (compared to the SPMBSII) pre-refunded bonds (which are bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account) and since this sector was an underperformer within the SPMBSII, this positively affected Fund performance relative to the SPMBSII.

Annual Shareholder Report

The Fund selectively increased its exposure to highly rated general obligation bonds (or unrated securities of comparable quality) issued by states but decreased its exposure during the reporting period to local general obligation debt of counties, cities, towns and school districts. This decision had a positive performance impact during the reporting period as localities continued to struggle with budgetary pressures and structural revenue and expenditure imbalances.

Overall, sector allocation decisions had a positive impact to the Fund's performance relative to the SPMBSII during the reporting period.

Credit Quality

During the 12-month reporting period, risk-taking returned for investors as absolute yields in the marketplace reached new lows, and investors attempted to add income by reaching into lower credit quality categories. Headline risk concerning municipal credit quality dampened, although the risks of a high profile municipal issuer becoming distressed continued to increase as local municipalities struggled. This strong investor demand for “yield paper” and credit spread contraction resulted in outperformance of bonds rated “A” or “BBB” (or unrated bonds of comparable quality) relative to bonds rated in the higher rating categories (or unrated bonds of comparable quality). With the decline in credit spreads during the reporting period, and the reduction of credit spreads to a lesser extent for “AAA” and “AA” rated (or unrated comparable quality) debt, the Fund's significant overweight position, relative to the SPMBSII, in “A” and “BBB” rated (or unrated comparable quality) debt during the 12-month reporting period helped the Fund's performance, as the yield on “A” and “BBB” rated (or unrated comparable quality) debt decreased to a greater extent than for other investment-grade securities.

The Fund had a slight weighting, less than 1% during the reporting period, in high yield (noninvestment-grade) municipal debt (or junk bonds), which outperformed during the reporting period and added to the performance of the Fund relative to SPMBSII.6

Annual Shareholder Report

1	S&P Indices changed the name of the SPMBSII from “S&P/Investortools Municipal Bond Short Intermediate Index” to the “S&P Municipal Bond Short Intermediate Index.” Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the SMPBSII.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.
4	Credit ratings pertain only to the securities in the portfolio and do not protect Fund shares against market risk. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5	Income may be subject to state and local taxes. The investment adviser normally (except as disclosed in the Fund's prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to the AMT for individuals and corporations, such that, normally, distributions of annual interest income are exempt from the AMT (in addition to the federal regular income tax). However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or there is a change in law relating to the AMT), to pursue the Fund's investment objective, the Fund's adviser may invest the Fund's assets in securities that may be subject to the AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring AMT securities that are consistent with the Fund's investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund's investments may be subject to the AMT.
6	Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical rating organization or rating agency; or (b) unrated securities that the Fund's investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Short-Intermediate Duration Municipal Trust (the “Fund”) from June 30, 2002 (or later if applicable) to June 30, 2012, compared to the S&P Municipal Bond Short Intermediate Index (SPMBSII),2 the S&P Municipal Bond 0-7 Years Investment Grade Non-AMT 5% Prerefunded Index (SPMB7)3 and the Lipper Short Municipal Debt Funds Average (LSMDF).4

Average Annual Total Returns for the Period Ended 6/30/2012

(returns reflect all applicable sales charges as specified below in footnote #1)

Share Class	1 Year	5 Years	10 Years	Start of Performance*
Class A Shares	2.40%	2.61%	—	2.49%
Institutional Shares	3.92%	3.32%	2.88%	—
Service Shares	3.68%	3.09%	2.64%	—
*	The Fund's Class A Shares commenced operations on December 11, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

Growth of a $10,000 Investment – Class a Shares

  Total returns shown include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900)

Growth of a $10,000 Investment – institutional shares

Annual Shareholder Report

Growth of a $10,000 Investment – service shares

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: ForClass A Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).The Fund's performance assumes the reinvestment of all dividends and distributions. The SPMBSII, SPMB7 and the LSMDF have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	S&P Indices changed the name of the SPMBSII from “S&P/Investortools Municipal Bond Short Intermediate Index” to the “S&P Municipal Bond Short Intermediate Index.” The SPMBSII consists of bonds in the S&P Municipal Bond Index (“Main Index”) with a minimum maturity of one year and a maximum maturity of up to but not including eight years as measured from the monthly rebalancing date of the Main Index. The Main Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the AMT. Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or a local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly. The indices described above are not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	S&P Indices changed the name of the SPMB7 from the “S&P/Investortools Municipal Bond 0-7 Years Investment Grade Non-AMT 5% Prerefunded Index” to the “ S&P Municipal Bond 0-7 Years Investment Grade Non-AMT 5% Prerefunded Index.” The SPMB7 represents the portion of the S&P Municipal Bond Investment Grade Index (SPMBIGI) composed solely of investment grade bonds (those with ratings higher than BBB-/Baa3) with remaining maturities of between zero and seven years that are not subject to AMT, 5% of which are pre-refunded. The SPMBIGI is the investment-grade component of the Main Index. The SPMB7 is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The SPMB7 is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The LSMDF represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At June 30, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
General Obligation — Local	14.8%
General Obligation — State	14.6%
Hospital	14.1%
Public Power	11.6%
Electric & Gas	9.3%
Industrial Development/Pollution Control	8.2%
Water & Sewer	6.9%
Transportation	6.1%
Special Tax	4.5%
Multi-Family Housing	1.7%
Other[2]	10.8%
Other Assets and Liabilities — Net[3]	(2.6)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 91.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

June 30, 2012

Principal Amount		Value
	MUNICIPAL BONDS – 97.9%
	Alabama – 3.2%
$3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,247,516
550,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	556,275
8,000,000	Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2015	8,832,720
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,012,570
1,170,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,204,562
925,000	Saraland, AL, GO Warrants, 4.00%, 1/1/2014	968,928
960,000	Saraland, AL, GO Warrants, 4.50%, 1/1/2015	1,044,432
2,355,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2014	2,528,093
2,470,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2015	2,751,185
2,600,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	2,991,690
	TOTAL	26,137,971
	Alaska – 0.3%
2,000,000	Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2021	2,345,840
	Arizona – 2.5%
3,500,000	Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	3,918,915
3,000,000	Maricopa County, AZ Pollution Control Corp., PCR Revenue Refunding Bonds (Series 2010A), 4.00% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2015	3,117,390
3,125,000	Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	3,124,938
1,000,000	Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 4.00%, 7/1/2014	1,063,540
1,250,000	Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 5.00%, 7/1/2015	1,396,687
7,260,000	Salt River Project, AZ Agricultural Improvement & Power District, COP, 5.00% (National Re Holdings Corp. INS), 12/1/2015	7,677,232
	TOTAL	20,298,702
	Arkansas – 0.2%
500,000	Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	544,495
Annual Shareholder Report

Principal Amount			Value
$1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,192,416
		TOTAL	1,736,911
		California – 9.7%
500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	529,980
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,557,330
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,624,155
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	4,292,880
2,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 3.00% (Waste Management, Inc.), 9/1/2014	2,087,480
8,000,000	[1]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	8,069,600
5,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	5,251,550
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2014	5,424,500
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2015	5,620,850
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,760,000
4,000,000		California State, UT GO Refunding Bonds (Series 2012B), 1.18%, 5/1/2019	4,011,200
3,000,000		California State, UT GO Refunding Bonds (Series 2012B), 1.33%, 5/1/2020	3,009,360
3,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 10/1/2015	3,385,950
3,975,000		California Statewide CDA, Revenue Bonds (Series 2009A), 5.00% (Kaiser Permanente), Mandatory Tender 4/1/2013	4,112,018
2,500,000		California Statewide CDA, Revenue Bonds (Series 2009E-1), 5.00% TOBs (Kaiser Permanente) Mandatory Tender 5/1/2017	2,895,600
4,195,000		Los Angeles, CA USDT, Refunding COPs (Series 2010A), 5.00%, 12/1/2015	4,708,510
2,750,000		San Diego County, CA Water Authority, Subordinate Lien Water Revenue Refunding Bonds (Series 2011S-1), 5.00%, 7/1/2016	3,199,735
11,485,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00%, 11/1/2017	13,856,078
		TOTAL	78,396,776
Annual Shareholder Report

Principal Amount			Value
		Colorado – 1.5%
$2,175,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,190,747
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	100,331
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,154,450
2,900,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,194,843
4,570,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.90% TOBs Mandatory Tender 9/1/2014	4,572,833
		TOTAL	12,213,204
		Connecticut – 3.7%
2,750,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2014	2,919,263
1,010,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2015	1,092,951
3,185,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2016	3,619,243
2,580,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2017	2,970,586
5,000,000		Connecticut State, UT GO Bonds (Series 2010C), 5.00%, 12/1/2013	5,332,750
10,000,000		Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.43%, 4/15/2020	10,064,400
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2018	2,239,881
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2019	2,131,040
		TOTAL	30,370,114
		District of Columbia – 0.3%
2,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,218,480
		Florida – 6.3%
8,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2012A-1), 5.00%, 6/1/2015	8,769,600
5,000,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.93%, 6/1/2013	5,049,850
7,245,000		Florida State Board of Education, FL, UT GO Capital Outlay Refunding Bonds (Series 2010A), 5.00%, 6/1/2017	8,642,705
Annual Shareholder Report

Principal Amount			Value
$2,000,000		Halifax Hospital Medical Center, FL, Hospital Revenue Refunding & Improvement Bonds (Series 2006A), 5.25%, 6/1/2015	2,197,640
5,000,000	[2]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.28%, 10/1/2014	5,017,750
7,800,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	8,618,610
3,000,000		Okeechobee County, FL, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,031,860
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,814,115
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,042,910
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,069,380
5,000,000		Tampa Bay, FL Water Utility System, Refunding Revenue Bonds (Series 2011B), 5.00%, 10/1/2018	6,060,400
		TOTAL	51,314,820
		Georgia – 2.9%
2,500,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,920,400
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 1999A), 5.50% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2012	3,052,710
4,000,000		Burke County, GA Development Authority, PCRBs (First Series 2012), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2017	4,026,000
2,665,000		Burke County, GA Development Authority, PCRBs (Series 2011A), 2.50% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	2,696,980
600,000		DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2014	644,394
950,000		DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2015	1,044,012
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,617,520
2,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2016	2,322,740
1,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2018	1,192,190
2,000,000		Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,224,800
		TOTAL	23,741,746
Annual Shareholder Report

Principal Amount		Value
	Hawaii – 0.4%
$800,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.00% (Kahala Nui), 11/15/2013	821,360
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.50% (Kahala Nui), 11/15/2015	1,064,140
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2017	1,105,410
500,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2018	557,670
	TOTAL	3,548,580
	Illinois – 4.9%
3,500,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	3,786,615
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	2,184,937
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2015	2,257,460
2,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	2,024,200
2,500,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2017	2,688,350
5,000,000	Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Credit Group) Mandatory Tender 5/1/2017	5,834,350
1,510,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	1,577,452
3,990,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,078,498
4,000,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	4,489,480
5,000,000	Illinois State, UT GO Bonds (Series March 2012), 5.00%, 3/1/2017	5,600,750
2,205,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,495,200
2,680,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2017	3,033,948
	TOTAL	40,051,240
	Indiana – 3.0%
2,500,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Subordinate Credit Group), Mandatory Tender 7/28/2016	2,891,350
Annual Shareholder Report

Principal Amount		Value
$4,000,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-9), 5.00% TOBs (Ascension Health Subordinate Credit Group), Mandatory Tender 6/1/2017	4,649,040
1,270,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,400,442
1,000,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2018	1,172,980
2,500,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2019	2,960,175
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,031,350
900,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	1,004,967
5,000,000	Whiting, IN Environmental Facilities, Bonds (Series 2005), 5.00% (BP PLC), 7/1/2017	5,808,100
3,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	3,575,400
	TOTAL	24,493,804
	Iowa – 0.1%
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,076,420
	Kansas – 0.0%
350,000	Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	350,081
	Louisiana – 1.5%
2,000,000	DeSoto Parish, LA, PCR Refunding Bonds (Series 2010), 3.25% TOBs (Southwestern Electric Power Co.), Mandatory Tender 1/2/2015	2,069,820
6,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-2), 2.10% TOBs (Loop LLC), Mandatory Tender 10/1/2014	6,103,620
3,765,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	3,881,075
	TOTAL	12,054,515
	Maryland – 0.8%
5,270,000	Prince Georges County, MD, GO Consolidated Public Improvement Bonds (Series 2010A), 5.00%, 9/15/2018	6,496,329
	Massachusetts – 2.8%
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	2,197,980
Annual Shareholder Report

Principal Amount		Value
$1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,152,400
3,750,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2016	4,319,962
1,875,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 3 (Series 2011), 5.00%, 7/1/2015	2,084,419
2,120,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Project 6 (Series 2011), 5.00%, 7/1/2017	2,438,509
8,500,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	8,564,430
2,000,000	Massachusetts State SO, Dedicated Tax Revenue Bonds, 5.25% (United States Treasury PRF 1/1/2014@100), 1/1/2020	2,145,760
	TOTAL	22,903,460
	Michigan – 3.3%
1,375,000	Grand Rapids, MI Water Supply System, Refunding Revenue Bonds (Series 2010), 5.00%, 1/1/2016	1,579,903
1,500,000	Grand Rapids, MI Water Supply System, Refunding Revenue Bonds (Series 2010), 5.00%, 1/1/2017	1,767,315
750,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	762,165
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2016	1,152,470
3,335,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	3,428,480
3,000,000	Michigan State Strategic Fund, Solid Waste Disposal LT Obligation Revenue Refunding Bonds (Series 2004), 2.80% (Waste Management, Inc.), 12/1/2013	3,067,470
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,064,900
8,875,000	Michigan Strategic Fund, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	9,108,235
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2019	1,160,010
1,170,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2020	1,359,950
1,230,000	Michigan Strategic Fund, Variable Rate LO Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	1,240,393
Annual Shareholder Report

Principal Amount		Value
$1,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 4.00%, 1/1/2013	1,017,340
	TOTAL	26,708,631
	Minnesota – 0.1%
1,000,000	Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011), 5.00%, 3/1/2017	1,145,610
	Mississippi – 1.1%
3,185,000	Mississippi Development Bank, SO Bonds (Series 2010A), 5.00%, 1/1/2014	3,385,782
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,004,270
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2015	1,135,840
3,250,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,807,115
	TOTAL	9,333,007
	Missouri – 0.3%
1,240,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,259,530
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2017	1,133,230
	TOTAL	2,392,760
	Nebraska – 1.1%
570,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 4.00%, 1/1/2015	618,125
570,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2016	651,955
850,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2017	994,101
350,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2020	375,039
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.50%, 1/1/2019	555,205
1,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,135,030
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	570,495
1,175,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,412,843
Annual Shareholder Report

Principal Amount		Value
$2,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2021	2,435,700
	TOTAL	8,748,493
	Nevada – 1.0%
3,875,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 5.00%, 7/1/2014	4,176,785
1,000,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,026,870
425,000	Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	443,717
2,250,000	Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,552,918
	TOTAL	8,200,290
	New Jersey – 2.1%
2,500,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	2,801,450
2,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2017	2,266,140
3,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2018	3,406,890
2,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,140,440
1,000,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2018	1,159,760
1,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2018	1,182,340
3,929,000	Newark, NJ, (Series 2012B), 2.50% BANs, 6/28/2013	3,954,774
	TOTAL	16,911,794
	New Mexico – 0.4%
2,450,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,455,072
830,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	859,772
	TOTAL	3,314,844
	New York – 8.4%
2,500,000	Erie County, NY IDA, School Facility Refunding Revenue Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2018	2,973,500
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2014	1,077,270
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2015	1,114,350
Annual Shareholder Report

Principal Amount		Value
$2,000,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005D), 5.00% (MTA Transportation Revenue), 11/15/2016	2,332,740
1,000,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005G), 5.00% (MTA Transportation Revenue), 11/15/2017	1,174,960
5,000,000	Nassau County, NY, (Series 2011A), 2.50% TANs, 9/30/2012	5,020,900
2,165,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2013	2,229,517
2,600,000	New York City Housing Development Corp., MFH Revenue Bonds (Series B-2), 2.05%, 5/1/2014	2,645,630
3,825,000	New York City, NY TFA, Future Tax Secured Bonds (Series 2010I-2), 5.00%, 11/1/2017	4,607,404
170,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00% (Escrowed In Treasuries COL), 8/1/2013	178,799
1,885,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	1,981,060
3,000,000	New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,562,410
2,045,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00% (Escrowed In Treasuries COL), 6/1/2013	2,135,001
610,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	636,425
2,000,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2017	2,374,940
2,000,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,406,500
2,000,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,422,940
1,345,000	New York City, NY, UT GO Bonds (Series A), 5.00%, 8/1/2016	1,562,473
500,000	New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	601,625
1,005,000	New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,209,266
4,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2016	4,618,800
1,300,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority — General Revenue ), 1/1/2018	1,522,326
1,000,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority — General Revenue ), 1/1/2019	1,178,810
8,000,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2016	9,123,440
3,000,000	New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	3,292,650
2,000,000	Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2018	2,328,100
Annual Shareholder Report

Principal Amount		Value
$4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Mandatory Tender Bonds (Series 2009A-1), 4.00% TOBs, Mandatory Tender 11/15/2012	4,054,240
	TOTAL	68,366,076
	North Carolina – 2.3%
1,145,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	1,259,248
1,250,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,465,925
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,182,150
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,023,110
2,840,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series 2003F), 5.50%, 1/1/2014	3,041,129
2,550,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2014	2,772,207
1,245,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2015	1,388,362
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2008A), 5.25%, 1/1/2017	1,767,105
2,000,000	North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,178,320
2,000,000	Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,241,660
	TOTAL	18,319,216
	Ohio – 4.6%
1,400,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2012B), 5.00% (AMP Fremont Energy), 2/15/2016	1,588,174
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,118,020
1,800,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2016	2,068,668
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	3,127,649
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,069,500
8,630,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	8,693,948
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,125,920
Annual Shareholder Report

Principal Amount		Value
$4,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	4,013,800
795,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010C), 5.00%, 10/1/2016	927,876
2,000,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010C), 5.00%, 10/1/2018	2,405,840
500,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2012	507,085
800,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2013	834,128
625,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2016	690,425
1,720,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2014	1,877,157
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2017	1,168,650
3,000,000	Ohio State University, 5.00%, 12/1/2013	3,198,180
	TOTAL	37,415,020
	Oklahoma – 2.7%
1,580,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,612,785
2,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2018	2,224,900
2,700,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2019	3,019,383
425,000	Oklahoma Development Finance Authority, Revenue Refunding Bonds (Series 2012), 5.00% (St. John Health System, OK), 2/15/2014	452,302
500,000	Oklahoma Development Finance Authority, Revenue Refunding Bonds (Series 2012), 5.00% (St. John Health System, OK), 2/15/2015	547,295
3,065,000	Oklahoma State Capital Improvement Authority, State Facilities Refunding Revenue Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2016	3,580,717
3,150,000	Oklahoma State Capital Improvement Authority, State Facilities Refunding Revenue Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	3,771,337
1,255,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 3.125% (Broken Arrow Public Schools), 9/1/2018	1,354,760
2,600,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 5.00% (Broken Arrow Public Schools), 9/1/2019	3,111,576
Annual Shareholder Report

Principal Amount			Value
$2,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Broken Arrow Public Schools), 9/1/2017	2,182,360
		TOTAL	21,857,415
		Pennsylvania – 6.8%
3,000,000		Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2018	3,491,850
4,300,000	[2]	Allegheny County, PA HDA Authority, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.23% (UPMC Health System), 5/15/2038	4,300,473
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,583,535
1,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, 3/1/2017	1,153,280
4,000,000		Berks County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 2012B), 1.69% TOBs (Reading Hospital & Medical Center) Mandatory Tender 7/1/2022	3,996,160
3,165,000		Gainesville and Hall County, GA Development Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 4.00% (ACTS Retirement Life Communities, Inc), 11/15/2017	3,422,315
3,500,000		Pennsylvania EDFA, (Series B), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 7/2/2012	3,500,000
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	2,042,120
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,021,060
1,215,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	1,241,147
2,795,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	2,820,211
1,250,000		Pennsylvania HFA, SFM Revenue Bonds Series 2011-112), 5.00%, 10/1/2015	1,402,125
1,250,000		Pennsylvania HFA, SFM Revenue Bonds Series 2011-112), 5.00%, 10/1/2016	1,432,187
4,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2015	4,502,440
3,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2016	3,488,010
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 8/15/2013	1,049,320
3,970,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2014	4,277,238
Annual Shareholder Report

Principal Amount			Value
$4,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,722,430
1,000,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2015	1,108,640
1,165,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2017	1,338,841
		TOTAL	54,893,382
		Rhode Island – 1.8%
3,690,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2017	4,362,945
4,200,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2018	5,046,888
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2019	4,996,118
		TOTAL	14,405,951
		South Carolina – 2.1%
1,000,000		Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,159,620
2,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,191,720
5,000,000		Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,644,800
2,000,000		Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	2,012,280
5,850,000	[2]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.93% TOBs (Palmetto Health Alliance) Mandatory Tender 8/1/2013	5,793,957
		TOTAL	16,802,377
		Tennessee – 1.4%
1,000,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2014	1,108,230
750,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2015	859,987
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,792,815
935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	1,129,396
4,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Refunding Bonds (Series 2010D), 5.00%, 7/1/2016	4,679,960
Annual Shareholder Report

Principal Amount		Value
$2,000,000	Metropolitan Nashville, TN Airport Authority, Airport Improvement Refunding Revenue Bonds (Series 2010B), 4.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	2,176,900
	TOTAL	11,747,288
	Texas – 5.5%
1,275,000	Bryan, TX, Revenue Refunding Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2016	1,275,306
2,000,000	Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2016	2,308,300
1,000,000	Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2017	1,183,580
1,750,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	2,089,798
3,250,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,915,048
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,221,600
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,115,460
2,375,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 4.00%, 11/15/2016	2,704,365
1,790,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 5.00%, 11/15/2016	2,115,154
2,335,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,679,412
335,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	348,926
500,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	539,405
1,090,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,206,793
3,570,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2019	4,145,270
3,000,000	Mission, TX EDC, Solid Waste Disposal Revenue Bonds (Series 2006), 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2015	3,194,040
2,000,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,319,320
2,375,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2011), 5.00% (Texas State), 10/1/2018	2,899,186
2,600,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	3,064,932
3,105,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,740,190
Annual Shareholder Report

Principal Amount		Value
$1,110,000	Texas State, College Student Loan Bonds (Series 2010), 5.00%, 8/1/2014	1,216,060
	TOTAL	44,282,145
	Utah – 1.6%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2013	1,049,400
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.50%, 7/1/2014	1,051,130
1,350,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,528,146
3,000,000	Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	3,112,350
5,000,000	Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	6,022,950
	TOTAL	12,763,976
	Virginia – 2.5%
4,800,000	Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,962,528
2,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	2,011,760
1,800,000	Norton, VA, Refunding UT GO Bonds (Series 2010), 3.00%, 1/1/2015	1,802,934
3,500,000	Pittsylvania County, VA, UT GO School Refunding Notes (Series 2010A), 3.50%, 7/15/2013	3,509,800
1,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2019	1,179,450
2,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2020	2,375,080
3,000,000	Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD) Mandatory Tender 10/1/2016	3,064,380
1,430,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,501,128
	TOTAL	20,407,060
	Washington – 2.0%
2,170,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,271,209
1,500,000	Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	1,693,995
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2016	1,150,710
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2017	1,178,860
Annual Shareholder Report

Principal Amount		Value
$2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2013	2,665,250
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2014	2,769,925
3,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012B), 5.00% TOBs (Providence Health & Services ) Mandatory Tender 10/1/2021	3,517,890
1,105,000	Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,116,514
	TOTAL	16,364,353
	West Virginia – 0.8%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,038,100
5,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	5,171,750
	TOTAL	6,209,850
	Wisconsin – 1.4%
1,075,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Aurora Health Care, Inc.), 4/15/2013	1,112,346
4,785,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2019	5,478,729
1,310,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2020	1,501,168
425,000	Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00% (Marshfield Clinic), 2/15/2013	436,063
2,500,000	Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2016	2,906,775
	TOTAL	11,435,081
	Wyoming – 0.5%
3,650,000	Albany County, WY, PCRBs (Series 1985), 2.20% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2012	3,652,810
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $772,540,295)	795,426,422
	SHORT-TERM MUNICIPALS – 4.7%[3]
	Florida – 0.2%
1,685,000	Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.370%, 7/2/2012	1,685,000
	Georgia – 0.1%
1,000,000	Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.230%, 7/2/2012	1,000,000
Annual Shareholder Report

Principal Amount		Value
	Louisiana – 0.4%
$3,000,000	Ascension Parish, LA IDB, (Series 2011) Weekly VRDNs (Impala Warehousing LLC)/(Natixis LOC), 1.050%, 7/5/2012	3,000,000
	Maine – 1.0%
8,200,000	Maine State Housing Authority, (Series 2008H) Daily VRDNs (KBC Bank N.V. LIQ), 0.500%, 7/2/2012	8,200,000
	New York – 0.3%
2,600,000	New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.900%, 7/4/2012	2,600,000
	Ohio – 0.3%
2,000,000	Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	2,000,000
	Tennessee – 2.4%
16,090,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.520%, 7/2/2012	16,090,000
3,750,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.770%, 7/4/2012	3,750,000
	TOTAL	19,840,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	38,325,000
	TOTAL MUNICIPAL INVESTMENTS — 102.6% (IDENTIFIED COST $810,865,295)[4]	833,751,422
	OTHER ASSETS AND LIABILITIES - NET — (2.6)%[5]	(21,659,803)
	TOTAL NET ASSETS — 100%	$812,091,619

At June 30, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, this restricted security amounted to $8,069,600, which represented 1.0% of total net assets.
2	Floating rate note with current rate shown.
3	Current rate and next reset date are shown for Variable Rate Demand Notes.
4	The cost of investments for federal tax purposes amounts to $810,777,546.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CDA	— Community Development Administration
COL	— Collateralized
COPs	— Certificates of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Pre-refunded
SFM	— Single Family Mortgage
SIFMA	— Securities Industry and Financial Markets Association
SO	— Special Obligation
TANs	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
USDT	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.22	$10.14	$9.95	$9.96	$10.07
Income From Investment Operations:
Net investment income	0.16	0.14	0.17	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.19	0.08	0.19	(0.01)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.22	0.36	0.28	0.20
Less Distributions:
Distributions from net investment income	(0.16)	(0.14)	(0.17)	(0.29)	(0.31)
Net Asset Value, End of Period	$10.41	$10.22	$10.14	$9.95	$9.96
Total Return[1]	3.40%	2.20%	3.67%	2.83%	1.98%
Ratios to Average Net Assets:
Net expenses	0.97%	0.97%	0.98%	0.97%[2]	0.96%[2]
Net investment income	1.49%	1.40%	1.44%	2.88%	3.06%
Expense waiver/reimbursement[3]	0.09%	0.09%	0.11%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$375,254	$265,063	$322,085	$43,851	$37,370
Portfolio turnover	14%	37%	22%	15%	41%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.97% and 0.96% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.22	$10.14	$9.95	$9.96	$10.07
Income From Investment Operations:
Net investment income	0.21	0.19	0.22	0.33	0.36
Net realized and unrealized gain (loss) on investments	0.19	0.08	0.19	(0.00)[1]	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.27	0.41	0.33	0.25
Less Distributions:
Distributions from net investment income	(0.21)	(0.19)	(0.22)	(0.34)	(0.36)
Net Asset Value, End of Period	$10.41	$10.22	$10.14	$9.95	$9.96
Total Return[2]	3.92%	2.71%	4.19%	3.34%	2.47%
Ratios to Average Net Assets:
Net expenses	0.47%	0.47%	0.48%	0.48%[3]	0.48%[3]
Net investment income	1.99%	1.91%	2.15%	3.38%	3.54%
Expense waiver/reimbursement[4]	0.22%	0.23%	0.23%	0.32%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$391,670	$316,572	$292,024	$181,396	$146,567
Portfolio turnover	14%	37%	22%	15%	41%
1	Represents less than $0.01.
2	Based on net asset value. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.48% and 0.48% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.22	$10.14	$9.95	$9.96	$10.07
Income From Investment Operations:
Net investment income	0.18	0.17	0.20	0.31	0.33
Net realized and unrealized gain (loss) on investments	0.19	0.08	0.19	(0.01)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.25	0.39	0.30	0.22
Less Distributions:
Distributions from net investment income	(0.18)	(0.17)	(0.20)	(0.31)	(0.33)
Net Asset Value, End of Period	$10.41	$10.22	$10.14	$9.95	$9.96
Total Return[1]	3.68%	2.49%	3.94%	3.10%	2.25%
Ratios to Average Net Assets:
Net expenses	0.71%	0.70%	0.71%	0.71%[2]	0.70%[2]
Net investment income	1.76%	1.68%	1.91%	3.16%	3.32%
Expense waiver/reimbursement[3]	0.34%	0.34%	0.38%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,168	$44,705	$41,859	$20,366	$20,075
Portfolio turnover	14%	37%	22%	15%	41%
1	Based on net asset value. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.71% and 0.70% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

June 30, 2012

Assets:
Total investments in securities, at value (identified cost $810,865,295)		$833,751,422
Cash		441,540
Income receivable		8,166,012
Receivable for shares sold		1,714,660
Receivable for investments sold		1,625,000
TOTAL ASSETS		845,698,634
Liabilities:
Payable for investments purchased	$23,746,906
Payable for shares redeemed	9,363,195
Income distribution payable	130,071
Payable for shareholder services fee (Note 5)	149,732
Payable for distribution services fee (Note 5)	77,358
Payable for Directors'/Trustees' fees	1,645
Accrued expenses	138,108
TOTAL LIABILITIES		33,607,015
Net assets for 78,019,391 shares outstanding		$812,091,619
Net Assets Consist of:
Paid-in capital		$798,140,259
Net unrealized appreciation of investments		22,886,127
Accumulated net realized loss on investments		(8,937,696)
Undistributed net investment income		2,929
TOTAL NET ASSETS		$812,091,619
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($375,253,895 ÷ 36,051,198 shares outstanding), no par value, unlimited shares authorized		$10.41
Offering price per share (100/99.00 of $10.41)		$10.52
Redemption proceeds per share		$10.41
Institutional Shares:
Net asset value per share ($391,669,665 ÷ 37,628,794 shares outstanding), no par value, unlimited shares authorized		$10.41
Offering price per share		$10.41
Redemption proceeds per share		$10.41
Service Shares:
Net asset value per share ($45,168,059 ÷ 4,339,399 shares outstanding), no par value, unlimited shares authorized		$10.41
Offering price per share		$10.41
Redemption proceeds per share		$10.41

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended June 30, 2012

Investment Income:
Interest			$17,616,294
Expenses:
Investment adviser fee (Note 5)		$2,865,042
Administrative fee (Note 5)		558,771
Custodian fees		31,236
Transfer and dividend disbursing agent fees and expenses		130,427
Directors'/Trustees' fees		16,248
Auditing fees		23,500
Legal fees		8,137
Portfolio accounting fees		178,188
Distribution services fee (Note 5)		908,766
Shareholder services fee (Note 5)		1,339,706
Account administration fee (Note 2)		37,607
Share registration costs		119,588
Printing and postage		40,856
Insurance premiums		5,032
Miscellaneous		11,432
TOTAL EXPENSES		6,274,536
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(632,004)
Waiver of administrative fee	(13,697)
Waiver of distribution services fee	(111,415)
Reimbursement of shareholder services fee	(474,629)
TOTAL WAIVERS AND REIMBURSEMENT		(1,231,745)
Net expenses			5,042,791
Net investment income			12,573,503
Realized and Unrealized Gain on Investments:
Net realized gain on investments			138,559
Net change in unrealized appreciation of investments			11,733,912
Net realized and unrealized gain on investments			11,872,471
Change in net assets resulting from operations			$24,445,974

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended June 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,573,503	$11,217,213
Net realized gain (loss) on investments	138,559	(771,285)
Net change in unrealized appreciation/depreciation of investments	11,733,912	3,359,768
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,445,974	13,805,696
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,748,192)	(4,763,387)
Institutional Shares	(7,040,676)	(5,614,643)
Service Shares	(790,954)	(714,831)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,579,822)	(11,092,861)
Share Transactions:
Proceeds from sale of shares	413,214,588	399,826,194
Net asset value of shares issued to shareholders in payment of distributions declared	10,157,406	8,738,281
Cost of shares redeemed	(249,485,922)	(440,905,669)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	173,886,072	(32,341,194)
Change in net assets	185,752,224	(29,628,359)
Net Assets:
Beginning of period	626,339,395	655,967,754
End of period (including undistributed net investment income of $2,929 and $15,902, respectively)	$812,091,619	$626,339,395

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

June 30, 2012

1. Organization

Federated Short-Intermediate Duration Municipal Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally will be exempt from federal regular income tax and also normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes.

For the year ended June 30, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Shares	$5,216
Service Shares	32,391
TOTAL	$37,607

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a Annual Shareholder Report security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by the Fund at June 30, 2012,is as follows:

Security	Acquisition Date	Cost	Market Value
California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	1/27/2010	$8,000,000	$8,069,600

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

Year Ended June 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	24,029,883	$249,061,053	22,208,674	$226,281,244
Shares issued to shareholders in payment of distributions declared	439,105	4,550,377	430,444	4,367,185
Shares redeemed	(14,341,709)	(148,628,952)	(28,474,131)	(288,042,479)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	10,127,279	$104,982,478	(5,835,013)	$(57,394,050)
Year Ended June 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,311,120	$158,788,624	14,867,148	$150,979,606
Shares issued to shareholders in payment of distributions declared	494,268	5,121,597	390,227	3,960,544
Shares redeemed	(9,137,752)	(94,673,513)	(13,090,371)	(132,473,647)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,667,636	$69,236,708	2,167,004	$22,466,503
Annual Shareholder Report

Year Ended June 30	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	517,085	$5,364,911	2,216,815	$22,565,344
Shares issued to shareholders in payment of distributions declared	46,870	485,432	40,450	410,552
Shares redeemed	(596,863)	(6,183,457)	(2,012,350)	(20,389,543)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(32,908)	$(333,114)	244,915	$2,586,353
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,762,007	$173,886,072	(3,423,094)	$(32,341,194)

4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities and expiration of capital loss carryforwards.

For the year ended June 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(150,771)	$(6,654)	$157,425

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2012 and 2011, was as follows:

	2012	2011
Tax-exempt income	$12,566,739	$11,092,861
Ordinary income	$13,083	$ —

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$2,929
Net unrealized appreciation	$22,973,876
Capital loss carryforwards	$(9,025,445)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At June 30, 2012, the cost of investments for federal tax purposes was $810,777,546. The net unrealized appreciation of investments for federal tax purposes was $22,973,876. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,170,957 and net unrealized depreciation from investments for those securities having an excess of cost over value of $197,081.

Annual Shareholder Report

At June 30, 2012, the Fund had a capital loss carryforward of $9,025,445 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
No expiration	$643,968	N/A	$643,968
2013	$963,963	N/A	$963,963
2014	$458,259	N/A	$458,259
2015	$983,114	N/A	$983,114
2016	$337,524	N/A	$337,524
2017	$2,201,047	N/A	$2,201,047
2018	$2,870,784	N/A	$2,870,784
2019	$566,786	N/A	$566,786

Capital loss carryforwards of $150,771 expired during the year ended June 30, 2012.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser. The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended June 30, 2012, the Adviser waived $632,004 of its fee.

Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended June 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,697 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended June 30, 2012, distribution service fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$797,350	$ —
Service Shares	111,416	(111,415)
TOTAL	$908,766	$(111,415)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended June 30, 2012, FSC did not retain any fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended June 30, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$793,426	$ —
Institutional Shares	469,413	(474,629)
Service Shares	76,867	—
TOTAL	$1,339,706	$(474,629)

For the year ended June 30, 2012, FSSC did not receive any Service Fees paid by the Fund.

Expense Limitation

In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regards to the Fund's Institutional Shares, effective September 1, 2011, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Institutional Shares, and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.97%, 0.47% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended June 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $220,830,000 and $200,350,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2012, were as follows:

Purchases	$263,520,081
Sales	$89,798,418
Annual Shareholder Report

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the year ended June 30, 2012, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the year ended June 30, 2012, the program was not utilized.

9. SUBSEQUENT EVENTS

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF Federated Short-Intermediate Duration Municipal Trust:

We have audited the accompanying statement of assets and liabilities of Federated Short-Intermediate Duration Municipal Trust (the “Fund”), including the portfolio of investments, as of June 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Intermediate Duration Municipal Trust at June 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,010.80	$4.85
Institutional Shares	$1,000	$1,013.40	$2.35
Service Shares	$1,000	$1,012.10	$3.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.04	$4.87
Institutional Shares	$1,000	$1,022.53	$2.36
Service Shares	$1,000	$1,021.28	$3.62
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.97%
Institutional Shares	0.47%
Service Shares	0.72%
Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: May 1981	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: March 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: March 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1981	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1981	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.

Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: August 2011	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

Federated Short-Intermediate Duration Municipal Trust (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Annual Shareholder Report subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Intermediate Duration Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313907305
CUSIP 313907107
CUSIP 313907206

37173 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 – $24,450

Fiscal year ended 2011 - $23,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $24

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012- $0

Fiscal year ended 2011- $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012- $0

Fiscal year ended 2011- $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012– 0%

Fiscal year ended 2011- 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012– 0%

Fiscal year ended 2011– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012– 0%

Fiscal year ended 2011– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012- $343,614

Fiscal year ended 2011- $336,087

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 20, 2012

="font-size:75%;vertical-align:baseline;position:relative;bottom:0.7em;"> for the Period Ended 6/30/2012

(returns reflect all applicable sales charges as specified below in footnote #1)

Share Class	1 Year	5 Years	10 Years	Start of Performance*
Class A Shares	2.40%	2.61%	—	2.49%
Institutional Shares	3.92%	3.32%	2.88%	—
Service Shares	3.68%	3.09%	2.64%	—
*	Th